Other Equity Instruments - Summary of Other Equity Instruments (Parenthetical) (Detail) - GBP (£) £ in Millions		12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019
300m Step-up Callable Perpetual Reserve Capital Instruments [member]
Disclosure of other equity instruments [line items]
Capital securities		£ 300
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Capital securities	£ 500	500
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Capital securities		750
300m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Capital securities		300
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Capital securities		500
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Capital securities		£ 500